Quarterly Report
October 31, 2023
MFS®  Intrinsic Value Fund
UIV-Q1

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Aerospace & Defense – 1.1%
Honeywell International, Inc.	218	$39,951
Alcoholic Beverages – 1.4%
Diageo PLC	779	$29,520
Pernod Ricard S.A.	134	23,825
		$53,345
Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	31	$22,186
NIKE, Inc., “B”	220	22,609
		$44,795
Brokerage & Asset Managers – 3.8%
Charles Schwab Corp.	1,505	$78,320
CME Group, Inc.	286	61,050
		$139,370
Business Services – 5.0%
Accenture PLC, “A”	215	$63,874
Equifax, Inc.	116	19,670
Ferguson PLC	260	39,052
Morningstar, Inc.	102	25,830
TransUnion	229	10,049
Verisk Analytics, Inc., “A”	121	27,511
		$185,986
Computer Software – 16.4%
Adobe Systems, Inc. (a)	73	$38,840
ANSYS, Inc. (a)	154	42,852
Autodesk, Inc. (a)	180	35,574
Cadence Design Systems, Inc. (a)	502	120,405
LiveRamp Holdings, Inc. (a)	203	5,615
Microsoft Corp.	603	203,880
PTC, Inc. (a)	136	19,097
Salesforce, Inc. (a)	307	61,655
Synopsys, Inc. (a)	173	81,213
		$609,131
Computer Software - Systems – 1.4%
Capgemini	111	$19,675
Workday, Inc. (a)	151	31,968
		$51,643
Construction – 8.6%
CRH PLC	581	$31,124
Martin Marietta Materials, Inc.	145	59,296
Otis Worldwide Corp.	727	56,132
Sherwin-Williams Co.	114	27,156
Simpson Manufacturing Co., Inc.	176	23,440
Vulcan Materials Co.	361	70,933
Watsco, Inc.	143	49,891
		$317,972

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.8%
Colgate-Palmolive Co.	1,345	$101,036
Kenvue, Inc.	2,085	38,781
		$139,817
Electrical Equipment – 3.0%
Johnson Controls International PLC	809	$39,657
Rockwell Automation, Inc.	212	55,716
TE Connectivity Ltd.	148	17,442
		$112,815
Electronics – 6.6%
Analog Devices, Inc.	492	$77,406
Applied Materials, Inc.	212	28,058
KLA Corp.	82	38,516
Lam Research Corp.	54	31,764
Micron Technology, Inc.	262	17,520
Silicon Laboratories, Inc. (a)	171	15,763
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	394	34,006
		$243,033
Energy - Independent – 1.9%
ConocoPhillips	603	$71,636
Energy - Integrated – 1.4%
TotalEnergies SE	775	$51,904
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	698	$17,618
Insurance – 6.3%
Aon PLC	240	$74,256
Arthur J. Gallagher & Co.	290	68,292
Marsh & McLennan Cos., Inc.	272	51,585
Willis Towers Watson PLC	173	40,809
		$234,942
Internet – 0.9%
Alphabet, Inc., “A” (a)	281	$34,866
Leisure & Toys – 1.0%
Electronic Arts, Inc.	175	$21,663
Take-Two Interactive Software, Inc. (a)	104	13,910
		$35,573
Machinery & Tools – 7.9%
Graco, Inc.	237	$17,621
IDEX Corp.	192	36,751
Ingersoll Rand, Inc.	600	36,408
MSA Safety Inc.	168	26,524
RBC Bearings, Inc. (a)	105	23,083
Regal Rexnord Corp.	118	13,972
Trane Technologies PLC	235	44,723
Wabtec Corp.	260	27,565
Watts Water Technologies, “A”	390	67,474
		$294,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 2.0%
Bank of America Corp.	2,134	$56,209
Resona Holdings, Inc.	3,400	18,204
		$74,413
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	146	$35,618
Medical Equipment – 5.6%
Agilent Technologies, Inc.	681	$70,395
Bio-Techne Corp.	146	7,976
Bruker BioSciences Corp.	1,085	61,845
Danaher Corp.	208	39,940
Envista Holdings Corp. (a)	961	22,363
Maravai Lifesciences Holdings, Inc., “A” (a)	742	5,090
		$207,609
Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	271	$101,991
Moody's Corp.	207	63,756
Northern Trust Corp.	365	24,057
S&P Global, Inc.	136	47,506
		$237,310
Precious Metals & Minerals – 2.9%
Franco-Nevada Corp.	380	$46,227
Royal Gold, Inc.	328	34,220
Wheaton Precious Metals Corp.	665	28,087
		$108,534
Real Estate – 0.8%
CBRE Group, Inc., “A” (a)	399	$27,667
Specialty Chemicals – 1.4%
Corteva, Inc.	712	$34,276
RPM International, Inc.	205	18,710
		$52,986
Specialty Stores – 3.6%
Amazon.com, Inc. (a)	364	$48,445
Costco Wholesale Corp.	157	86,733
		$135,178
Total Common Stocks		$3,557,833
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 5.43% (v)	122,544	$122,557

Other Assets, Less Liabilities – 0.8%		28,165
Net Assets – 100.0%		$3,708,555
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $122,557 and $3,557,833, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,253,075	$—	$—	$3,253,075
France	—	117,590	—	117,590
Canada	74,314	—	—	74,314
United Kingdom	31,124	29,520	—	60,644
Taiwan	34,006	—	—	34,006
Japan	—	18,204	—	18,204
Mutual Funds	122,557	—	—	122,557
Total	$3,515,076	$165,314	$—	$3,680,390
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$150,640	$311,116	$339,220	$16	$5	$122,557
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,612	$—